CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues
Total net revenues		$ 2,267,870	$ 2,411,516	$ 2,619,051
Cost of revenues		(1,454,842)	(1,559,388)	(1,781,150)
Gross profit		813,028	852,128	837,901
Operating expenses
Research and development expenses		(295,503)	(261,807)	(279,781)
Sales and marketing expenses		(369,577)	(400,435)	(468,407)
General and administrative expenses		(122,661)	(141,826)	(221,731)
Goodwill impairment		0	(14,830)	0
Total operating expenses		(787,741)	(818,898)	(969,919)
Gain (loss) on disposal of business		(6,177)	0	4,959
Other income		9,705	17,505	20,376
Operating (loss) income		28,815	50,735	(106,683)
Interest expense		(10,420)	(12,770)	(14,475)
Interest income and investment income		185,212	93,148	91,233
Foreign currency exchange (losses) gains, net		(2,906)	11,666	(13,377)
(Loss) gain on disposal and deemed disposal of investments		74,851	4,113	(23,762)
(Loss) gain on fair value changes of investments		12,425	424,304	(15,435)
Gain on extinguishment of debt and derivative		0	63,378	5,291
Other non-operating expenses		0	0	(381)
(Loss) income before income tax expenses		287,977	634,574	(77,589)
Income tax expenses		(18,856)	(34,575)	(25,745)
(Loss) income before share of (loss) income in equity method investments, net of income taxes		269,121	599,999	(103,334)
Share of (loss) income in equity method investments, net of income taxes		3,297	(498,431)	(26,217)
Net (loss) income from continuing operations		272,418	101,568	(129,551)
Net income from discontinued operations		0	0	35,567
Net (loss) income		272,418	101,568	(93,984)
Net loss attributable to the non-controlling interest shareholders and the mezzanine equity classified non-controlling interest shareholders		29,398	27,323	13,691
Net (loss) income attributable to controlling interest of JOYY Inc.		301,816	128,891	(80,293)
Net (loss) income from continuing operations attributable to controlling interest of JOYY Inc.		301,816	128,891	(115,860)
Net income from discontinued operations attributable to controlling interest of JOYY Inc.		0		35,567
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value		(5,048)	(5,426)	(5,236)
Cumulative dividend on subsidiary's Series A Preferred Shares		(2,000)	(4,000)	(4,000)
Gain on repurchase of redeemable convertible preferred shares of a subsidiary		52,583
Net (loss) income attributable to common shareholders of JOYY Inc.		347,351	119,465	(89,529)
Net (loss) income from continuing operations attributable to common shareholders of JOYY Inc.		347,351	119,465	(125,096)
Net income from discontinued operations attributable to common shareholders of JOYY Inc.		0		35,567
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax		(35,327)	(246,959)	58,887
Comprehensive (loss) income attributable to the common shareholders of JOYY Inc.		$ 312,024	$ (127,494)	$ (30,642)
Net (loss) income per ADS/common share
Net (loss) income per share, Basic	[1]	$ 0.27	$ 0.08	$ (0.06)
Net (loss) income per share, Basic, Continuing operations		0.27	0.08	(0.08)
Net (loss) income per share, Basic, Discontinued operations				0.02
Net (loss) income per share, Diluted	[1]	0.24	0.08	(0.06)
Net (loss) income per share, Diluted, Continuing operations		$ 0.24	$ 0.08	(0.08)
Net (loss) income per share, Diluted, Discontinued operations				$ 0.02
Weighted average number of ADS/Common shares used in calculating net (loss) income per ADS/Common share
Weighted average number of share used in calculating net (loss) income per ADS, Basic, Continuing operations		1,308,695,642	1,439,390,191	1,562,016,001
Weighted average number of share used in calculating net (loss) income per ADS, Basic, Discontinued operations		1,308,695,642	1,439,390,191	1,562,016,001
Weighted average number of share used in calculating net (loss) income per ADS, Diluted, Continuing operations		1,462,976,544	1,645,448,440	1,562,016,001
Weighted average number of share used in calculating net (loss) income per ADS, Diluted, Discontinued operations	[1]	1,462,976,544	1,645,448,440	1,562,016,001
ADSs [Member]
Net (loss) income per ADS/common share
Net (loss) income per share, Basic	[1]	$ 5.31	$ 1.66	$ (1.14)
Net (loss) income per share, Basic, Continuing operations	[1]	5.31	1.66	(1.60)
Net (loss) income per share, Basic, Discontinued operations	[1]			0.46
Net (loss) income per share, Diluted	[1]	4.87	1.59	(1.14)
Net (loss) income per share, Diluted, Continuing operations	[1]	$ 4.87	$ 1.59	(1.60)
Net (loss) income per share, Diluted, Discontinued operations	[1]			$ 0.46
Weighted average number of ADS/Common shares used in calculating net (loss) income per ADS/Common share
Weighted average number of share used in calculating net (loss) income per ADS, Basic, Continuing operations		65,434,782	71,969,510	78,100,800
Weighted average number of share used in calculating net (loss) income per ADS, Basic, Discontinued operations		65,434,782	71,969,510	78,100,800
Weighted average number of share used in calculating net (loss) income per ADS, Diluted, Continuing operations		73,148,827	82,272,422	78,100,800
Weighted average number of share used in calculating net (loss) income per ADS, Diluted, Discontinued operations		73,148,827	82,272,422	78,100,800
Live streaming
Net revenues
Total net revenues		$ 1,979,371	$ 2,225,518	$ 2,476,790
Others
Net revenues
Total net revenues		$ 288,499	$ 185,998	$ 142,261

[1]	Each ADS represents 20 common shares.